LORD ABBETT SECURITIES TRUST
90 Hudson Street
Jersey City, NJ 07302

April 9, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Registration Statement on Form N-14 (“Registration
Statement”) of Lord Abbett Securities Trust (the “Trust”)

Ladies and Gentlemen:

          Pursuant to: (i) the Securities Act of 1933, as amended (the “1933 Act”); (ii) the General Instructions to Form N-14; and (iii) Regulation S-T, enclosed herewith for filing on behalf of the Trust is the Trust’s registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the proposed reorganization of Lord Abbett Small Cap Blend Fund (“Small Cap Blend Fund”), a series of Lord Abbett Equity Trust, into Lord Abbett Value Opportunities Fund, a series of the Trust (“Value Opportunities Fund” and, together with Small Cap Blend Fund, the “Funds”) (the “Reorganization”).

          In accordance with the factors set forth by the staff of the U.S. Securities and Exchange Commission in North American Security Trust, SEC No-Action Letter (pub. avail. Aug. 5, 1994), we have determined that Value Opportunities Fund will be the accounting survivor of the Reorganization because the combined Fund will most closely resemble Value Opportunities Fund. Our analysis of each of these factors is as follows:

•

Investment Adviser. Lord, Abbett & Co. LLC serves as the investment adviser to Value Opportunities Fund and will continue to serve as the investment adviser to the combined Fund after the Reorganization is completed.

•

Investment Objective, Policies, and Restrictions. After the Reorganization is completed, the combined Fund will be managed according to the investment objective, policies, and restrictions of Value Opportunities Fund.

•

Expense Structures and Expense Ratios. After the Reorganization is completed, the combined Fund will have the same expense structure and expense ratios as Value Opportunities Fund. The estimated annual expense ratio of the combined Fund is expected to be the same as or lower than the current annual expense ratio of Value Opportunities Fund, which is lower than the current annual expense ratio of Small Cap Blend Fund.

U.S. Securities and Exchange Commission
April 9, 2013

•

Relative Asset Size. Value Opportunities Fund has significantly more assets than Small Cap Blend Fund. Based on October 31, 2012 data, Value Opportunities Fund’s net assets constitute approximately 72% of the pro forma combined Fund resulting from the reorganization.

•	Portfolio Composition. The portfolio composition of the combined Fund will closely resemble that of Value Opportunities Fund.

          The Trust respectfully requests that the Registration Statement be declared effective on May 10, 2013. Accordingly, the Trust would appreciate receiving any comments on the Registration Statement from the staff as soon as practicable. The Trust plans to file a pre-effective amendment to the Registration Statement for the purpose of including information about the Funds’ principal shareholders and Value Opportunities Fund’s outstanding shares as of the record date, and filing the auditor’s consent. The Trust plans to file a post-effective amendment to the Registration Statement for the purpose of filing the final tax opinion.

          If you have any questions or comments, please do not hesitate to contact the undersigned at (201) 827-2225 or Brooke A. Fapohunda at (201) 827-2279.

Sincerely,

/s/ Thomas R. Phillips

Thomas R. Phillips
Vice President and Assistant Secretary